ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	March 31,
	2025	2024
Accounts receivable	$1,056,796	$915,044
Less: Allowance for doubtful accounts	(5,458)	–
Accounts receivable, net	$1,051,338	$915,044